STOCK-BASED COMPENSATION - Additional Information (Details)											1 Months Ended						12 Months Ended
	Aug. 21, 2019 shares	Oct. 13, 2018 shares	Sep. 13, 2018 shares	Aug. 27, 2018 USD ($) $ / shares shares	Aug. 21, 2018 $ / shares shares	Oct. 13, 2017 USD ($) $ / shares shares	Apr. 24, 2017 USD ($) $ / shares shares	Apr. 05, 2017 USD ($) $ / shares shares	Apr. 05, 2017 $ / shares	Dec. 09, 2016 USD ($) $ / shares	Aug. 21, 2018 USD ($) $ / shares shares	Nov. 17, 2017 shares	Mar. 31, 2017 USD ($) $ / shares shares	Jan. 23, 2017 shares	Jul. 27, 2016 USD ($) $ / shares shares	Oct. 18, 2015 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) shares	Jun. 30, 2020 CNY (¥) shares	Jun. 30, 2019 CNY (¥) shares	Jun. 30, 2018 USD ($) shares	Jun. 30, 2018 CNY (¥) shares	Jun. 30, 2017 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																	0	0	0
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				1 year					1 year
Stock Issued During Period, Value, Issued for Services																				$ 219,939	¥ 1,554,908
Restricted Stock Closing Price | $ / shares										$ 6.75
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value | $										$ 4,063,500
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures					487,057						487,057
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Issued for Services																				44,254	44,254
Stock Issued During Period, Value, Issued for Services | ¥																					¥ 27,137
Stock Issued During Period, Shares, Restricted Stock Award, Gross																			25,000	180,000	180,000
Shares, Outstanding																	7,202,832	7,202,832	4,361,634	3,677,843	3,677,843	1,982,355
Additional Paid-in Capital [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, Issued for Services | ¥																					¥ 1,527,771
Stockholders' Equity [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, Issued for Services | ¥																					¥ 1,554,908
December 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period																			192,000	160,000	160,000
August 2018 Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	260,800
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	130,400
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock or Unit Option Plan Expense | ¥																		¥ 0	¥ 0		¥ 840,286
Share-based Compensation | $																	$ 0
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																	0	0	396,200
Stock or Unit Option Plan Expense																	$ 1,123,782	¥ 7,944,835	¥ 21,288,204		¥ 14,621,838
Stock Issued During Period, Shares, Issued for Services															175,200
Stock Issued During Period, Shares, Restricted Stock Award, Gross																160,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number																	320,800	320,800
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares		120,000															500,844	500,844	382,956
Shares, Outstanding																	250,086	250,086	858,667	1,563,667	1,563,667
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures																	250,086	250,086	858,667	1,563,667	1,563,667
Restricted Stock [Member] | March 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period													2 years
Restricted Stock [Member] | March 2017 [Member] | Consulting firm [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Issued for Services			40,000									40,000	40,000
Stock Issued During Period, Value, Issued for Services | $													$ 256,020
Restricted Stock Closing Price | $ / shares													$ 6.4005
Restricted Stock [Member] | April 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period								5,000
Restricted Stock [Member] | April 2017 [Member] | Independent Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Issued for Services								60,000
Stock Issued During Period, Value, Issued for Services | $								$ 390,000
Restricted Stock Closing Price | $ / shares								$ 6.50	$ 6.50
Restricted Stock [Member] | April 24, 2017 [Member] | Independent Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Issued for Services							100,000
Stock Issued During Period, Value, Issued for Services | $							$ 555,050
Restricted Stock Closing Price | $ / shares							$ 5.505
Restricted Stock [Member] | October 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Closing Price | $ / shares						$ 5.11
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value | $						$ 919,800
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period						180,000
Restricted Stock [Member] | August 2018 Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted Stock Closing Price | $ / shares					$ 6.45						$ 6.45
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value | $											$ 2,523,240
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period											391,200
Restricted Stock [Member] | August 2018 Member | Independent Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, Issued for Services				5,000
Stock Issued During Period, Value, Issued for Services | $				$ 32,000
Restricted Stock Closing Price | $ / shares				$ 6.40
Restricted Stock For Services [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock or Unit Option Plan Expense																	$ 4,799	¥ 33,927	¥ 845,781		¥ 3,050,896
Share-based Compensation | ¥																		¥ 0
Employees And Non Employee Director [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, Issued for Services | $															$ 963,600
Restricted Stock Closing Price | $ / shares															$ 5.50	$ 4.40
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value | $																$ 704,000
Employees And Non Employee Director [Member] | Restricted Stock [Member] | October 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period																						3,800
Senior Manager [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding Restricted Shares, Average Remaining Amortization Period (Years)																	1 year 26 days	1 year 26 days
Share-based Compensation																	$ 1,050,000	¥ 7,400,000
Management [Member] | Performance Shares [Member] | December 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period														602,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period																			250,000
Employees [Member] | Restricted Stock [Member] | July 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period															3,800